Earnings (loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings (loss) Per Share
Earnings (loss) Per Share

14. Earnings (loss) Per Share

Earnings (loss) per common share is allocated based on each right of common stock and Class A common stock, on the assumption that income (loss) from current year has been distributed. Common stock and Class A common stock have equal rights with respect to surplus dividend and residual assets distribution as net income (loss) attributable to shareholders of the Company is allocated proportionally.

Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic earnings (loss) per common share for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022		2021		2020
	Common	Class A	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)		(Thousands of Yen)
Income (Numerator)
Net income (loss) attributable to shareholders of the Company	¥148,965	―	¥(990,731)	―	¥(539,170)	―

Shares (Denominator)	(Number of shares)		(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,877,404	1	4,877,404	1	4,024,692	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	5,470,654	1	4,877,404	1	4,024,692	1

Earnings (loss) per common share attributable to shareholders of the Company	(Yen)		(Yen)		(Yen)
Basic	¥30.54	¥30.54	¥(203.13)	¥(203.13)	¥(133.97)	¥(133.97)
Diluted	¥27.23	¥27.23	¥(203.13)	¥(203.13)	¥(133.97)	¥(133.97)

For periods in which the Company reports net loss, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders. Options to purchase 599,800 shares and 799,500 shares have been excluded from the diluted net loss per common share attributable to common shareholders calculation for the year ended December 31, 2021 and 2020, respectively because the effect of inclusion would have been anti-dilutive.